SHAREHOLDERS' DEFICIT - Ordinary shares (Details)	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Threshold conversion ratio of stock	20.00%
Class A common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Ordinary shares, shares issued	23,000,000	23,000,000
Ordinary shares, shares outstanding	23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption	23,000,000	23,000,000
Ordinary shares, Subject to possible redemption issued	23,000,000	23,000,000
Class B common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Ordinary shares, shares issued	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000